Accounts Receivable and Allowance for Uncollectible Accounts (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-trade	$ 97,963	$ 70,192	$ 57,928
Retainage	24,477	15,307	16,113
Allowance for uncollectible accounts	(134)	(142)	(183)
Accounts receivable-trade, net	$ 122,306	85,357	$ 73,858
Predecessor [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-trade		70,192
Retainage		15,307
Allowance for uncollectible accounts		(142)
Accounts receivable-trade, net		$ 85,357